LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

350 CHURCH STREET

HARTFORD, CT 06103

SCOTT C. DUROCHER

ASSISTANT VICE PRESIDENT

AND SENIOR COUNSEL

Phone: 860-466-1222

Scott.Durocher@LFG.com

VIA EDGAR

April 19, 2018

Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Re:                             Post-Effective Amendment No. 2 to the Registration Statement

on Form N-4 for Lincoln New York Account N for Variable Annuities of

Lincoln Life & Annuity Company of New York (File No. 333-214113)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York and Lincoln New York Account N for Variable Annuities, we hereby file on EDGAR, under the Securities Act of 1933, a conformed electronic format copy of Post-Effective Amendment No. 2 to the above-referenced registration statement (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485. As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

Scott C. Durocher